Short-Term Borrowings - Reconciliation of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Borrowings
Beginning balance	$ 369,300
Change from financing activities:
Ending Balance	453,000	$ 369,300
Unsecured Borrowings
Short-Term Borrowings
Beginning balance	0	0
Change from financing activities:
Proceeds from borrowings	47,226	0
Repayments of borrowings	(47,226)	0
Total changes from financing activities	0	0
Ending Balance	0	0
Secured Borrowings
Short-Term Borrowings
Beginning balance	369,300	151,400
Change from financing activities:
Proceeds from borrowings	1,383,300	1,212,700
Repayments of borrowings	(1,299,600)	(994,800)
Total changes from financing activities	83,700	217,900
Ending Balance	$ 453,000	$ 369,300